Investment in Direct Financing Leases	12 Months Ended
Mar. 31, 2013
Investment in Direct Financing Leases

5. Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Total Minimum lease payments to be received	¥1,072,091	¥1,167,170
Less: Estimated executory costs	(63,371)	(60,802)
Minimum lease payments receivable	1,008,720	1,106,368
Estimated residual value	34,240	27,141
Initial direct costs	5,847	5,212
Unearned lease income	(147,921)	(149,341)

	¥900,886	¥989,380

Minimum lease payments receivable are due in periodic installments through fiscal 2035. At March 31, 2013, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥377,514
2015	255,587
2016	184,964
2017	103,938
2018	58,303
Thereafter	126,062

Total	¥1,106,368

Gains and losses from the disposition of direct financing lease assets, which were included in direct financing leases revenues, were not significant for fiscal 2011, 2012 and 2013.